Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current Tax Receivables [Abstract]
Advance income tax payments	$ 51,691,573	$ 34,534,731
Credit for adsorbed tax profits	59,372,737
Tax credit for training expenses	472,706	503,682
Total	111,537,016	35,038,413
Current Tax Payables [Abstract]
Income tax	13,148,707	72,359,944
Total	$ 13,148,707	$ 72,359,944